Segment Reporting - Schedule of Presents Significant Expenses Provided to the CODM (Details) - Chief Operating Decision Maker (CODM) [Member] - USD ($)		3 Months Ended		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Revenues
Total revenues		$ 131,493,350	$ 89,895,888	$ 248,862,185	$ 178,831,608
Segment expenses
Brokerage and transaction		34,800,716	18,963,229	58,046,172	36,896,073
Technology and development	[1]	17,554,435	12,774,376	32,980,484	25,427,230
Marketing and branding	[1]	29,719,577	32,685,242	52,400,406	66,173,288
General and administrative	[1]	26,174,593	25,864,876	53,535,320	48,400,149
Other segment items	[2]	26,969,402	8,474,119	35,038,447	20,610,934
Total operating expenses per condensed consolidated statements of operations and comprehensive loss		135,218,723	98,761,842	232,000,829	197,507,674
Operating (loss) income		(3,725,373)	(8,865,954)	16,861,356	(18,676,066)
Other expense, net		17,659,796	1,416,988	18,749,213	1,443,480
Provision for income taxes		6,999,777	1,397,200	13,558,002	4,112,661
Net loss		(28,384,946)	(11,680,142)	(15,445,859)	(24,232,207)
Equity and Option Order Flow Rebates [Member]
Revenues
Total revenues		68,688,838	43,316,935	132,800,020	87,229,052
Interest Related Income [Member]
Revenues
Total revenues		36,286,533	31,898,791	67,426,597	64,396,420
Handling Charge Income [Member]
Revenues
Total revenues		20,105,503	10,365,426	37,652,513	20,069,935
Other Revenues [Member]
Revenues
Total revenues		$ 6,412,476	$ 4,314,736	$ 10,983,055	$ 7,136,201

[1]	Excludes share-based compensation. See Note 9 for operating expense allocation.
[2]	Other segment items represent share-based compensation.